Convertible Debentures - Activity of Convertible Debentures (Details) - Convertible debenture - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Borrowings, Convertible Debentures [Roll Forward]
Beginning balance	$ 226,504	$ 132,571
Interest paid	(13,305)	(3,043)
Accretion	16,123	5,363
Accrued interest	8,956	2,199
Debt repurchased	(128,706)	(145,770)
Realized loss on debt repurchased	10,874	9,244
Unrealized loss (gain) on foreign exchange	12,125	(564)
Ending balance	$ 132,571	$ 0